Corporate Information	12 Months Ended
Dec. 31, 2025
Corporate Information [Abstract]
Corporate Information
1.
CORPORATE INFORMATION

Oculis Holding AG (“Oculis” or the “Company”) is a stock corporation (“Aktiengesellschaft”) with its registered office at Bahnhofstrasse 20, CH-6300, Zug, Switzerland. It was incorporated under the laws of Switzerland on October 31, 2022.

The Company controls seven wholly-owned subsidiaries: Oculis Operations Sàrl (“Oculis Operations”) with its registered office in Lausanne, Switzerland, which was incorporated in Zug, Switzerland on December 27, 2022, Oculis ehf (“Oculis Iceland”), which was incorporated in Reykjavik, Iceland on October 28, 2003, Oculis France Sàrl (“Oculis France”) which was incorporated in Paris, France on March 27, 2020, Oculis US, Inc. with its registered office in Newton MA, USA, which was incorporated in Delaware, USA, on May 26, 2020, Oculis HK, Limited (“Oculis HK”) which was incorporated in Hong Kong, China on June 1, 2021, Neurocol IP Sàrl (“Neurocol IP”), which was incorporated in Lausanne, Switzerland on December 4, 2025, and Neurocol Operations Sàrl (“Neurocol Operations”), which was incorporated in Lausanne, Switzerland on December 4, 2025. The Company and its wholly-owned subsidiaries form the Oculis Group (the “Group”).

Oculis is a global late clinical-stage biopharmaceutical company with substantial expertise in therapeutics for the treatment of ophthalmic and neuro-ophthalmic diseases. Oculis is engaged in developing innovative drug candidates with the potential to address significant unmet medical needs for many eye-related and neuro-ophthalmic conditions. The Company’s mission is to save sight and improve eye care for patients worldwide and it intends to become a global leader in ophthalmic and neuro-ophthalmic therapeutics to realize this mission.

The consolidated financial statements of Oculis as of and for the year ended December 31, 2025, were approved and authorized for issue by the Company’s Board of Directors on March 4, 2026.